UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 Form 13F Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ending: December 31, 2001
Check here if Amendment [ ]; This Amendment (Check only one.):	Amendment Number: ________ [ ] is a restatement. [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Address:	The Philadelphia Trust Company 1735 Market Street 27th Floor Philadelphia, PA 19103

Form 13F File Number: 028-05647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Title: Phone:	Michael G. Crofton President 215-979-3434

Signature, Place, and Date of Signing:

/s/Michael G. Crofton         Philadelphia, Pennsylvania 2/14/02
    [signature]                           [City, State]                 [date]

Report Type (Check only one.):
[ X ]	13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ]	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

THE PHILADELPHIA TRUST COMPANY FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	91
Form 13F Information Table Value Total (in thousands):	257

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       NONE

FORM 13F INFORMATION TABLE NAME OF REPORTING MANAGER: THE PHILADELPHIA TRUST COMPANY
(1) NAME OF ISSUER	(2) TITLE OF CLASS	(3) CUSIP	(4) VALUE (x$1000)	(5)			(6) INVESTMENT DISCRETION			(7) OTHER MGRS	(8) VOTING AUTHORITY
				SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	SOLE A	SHRD B	OTR C		SOLE	SHARED	NONE
ABBOT LABORATORIS	COM	000282410	6,816	122,270			X				122,270
ADVANCED MICRO DEVICES	COM	007903107	4,005	252,500	SH		X				252,500	0	0
ALLIANT TECHSYSTEMS INC	COM	018804104	5,778	74,850	SH		X				74,850	0	0
AMERICAN EXPRESS COMPANY	COM	025816109	7,141	200,100	SH		X				200,100	0	0
AMERICAN ONLINE	COM	02364J104	292	9,100	SH		X				9,100	0	0
AMGEN INC	COM	031162100	931	16,600	SH		X				16,500	0	0
ANALOG DEVICES	COM	032654105	6,470	145,750	SH		X				145,750	0	0
ANHEUSER BUSCH COS INC	COM	035229103	226	5,000	SH		X				5,000	0	0
AUTOMATIC DATA PROCESSING	COM	053015103	377	6,400	SH		X				6,400	0	0
AVX	COM	002444107	6,086	258,000	SH		X				258,000	0	0
BAXTER INTERNATIONAL INC	COM	071813109	3,218	60,000	SH		X				60,000	0	0
BECKMAN INTERNATIONAL	COM		554	12,500	SH		X				12,500	0	0
BRISTOL MYERS SQUIBB CO	COM	110122108	6,036	118,350	SH		X				118,350	0	0
BUNGE LTD	COM	G16962105	2,842	122,100	SH		X				122,100	0	0
CNA FINANCIAL CORP	COM	126117100	2,672	90,600	SH		X				90,600	0	0
CVS CORP	COM	126650100	6,169	208,400	SH		X				208,400	0	0
CAMPBELL SOUP COMPANY	COM	134429109	1,504	50,350	SH		X				50,350	0	0
CAPITOL ONE FINL CORP	COM	14040H105	459	8,500	SH		X				8,500	0	0
CARDINAL HEALTH INC	COM	14149Y108	871	13,475	SH		X				13,475	0	0

(1) NAME OF ISSUER	(2) TITLE OF CLASS	(3) CUSIP	(4) VALUE (x$1000)	(5)			(6) INVESTMENT DISCRETION			(7) OTHER MGRS	(8) VOTING AUTHORITY
				SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	SOLE A	SHRD B	OTR C		SOLE	SHARED	NONE
CHURCH & DWIGHT INC	COM	171340102	2,583	97,000	SH		X				97,000	0	0
CISCO SYSTEMS	COM	17275R102	716	39,550	SH		X				39,550	0	0
CITIGROUP INC	COM	172967101	659	13,064	SH		X				13,064	0	0
CLOROX COMPANY	COM	189054109	2,539	64,200	SH		X				64,200	0	0
COLGATE-POLMOLIVE	COM	194162103	653	11,300	SH		X				11,300	0	0
COMMSCOPE INC	COM	203372107	4,557	214,250	SH		X				214,250	0	0
CONAGRA INCORPORATED	COM	205887102	3,453	145,250	SH		X				145,250	0	0
COTT CORPORATION	COM	22163N106	250	15,700	SH		X				15,700	0	0
CRAWFORD & COMPANY	COM-A		193	22,150	SH		X				22,150	0	0
DEAN FOODS CO	COM		682	10,000	SH		X				10,000	0	0
DENTSPLY INTERNATIONAL INC	COM	249030107	1,004	20,000	SH		X				20,000	0	0
DUPONT EI DE NEMOURS & CO	COM	263534109	6,546	154,000	SH		X				154,000	0	0
DYCOM INDUSTRIES INC	COM	267475101	1,216	72,750	SH		X				72,750	0	0
ELECTRONIC DATA SYS	COM	285661104	1,056	15,400	SH		X				15,400	0	0
EMC CORP	COM	268648102	280	20,850	SH		X				20,850	0	0
EMERSON ELECTRIC	COM	291011104	7,674	134,400	SH		X				134,400	0	0
EXELON CORP	COM		239	5,000	SH		X				5,000	0	0
FEDERAL NATIONAL MTG	COM	313586109	787	9,900	SH		X				9,900	0	0
FIRST DATA CORP	COM	319963104	1,114	14,200	SH		X				14,200	0	0
FLEET BOSTON FINANCIAL CORP	COM	339030108	252	6,907	SH		X				6,907	0	0
GENERAL ELECTRIC CORP	COM	369604103	1,130	28,200	SH		X				28,200	0	0
GUIDANT CORP	COM	401698105	1,350	27,100	SH		X				27,100	0	0
HALLIBURTON	COM	406216101	341	26,000	SH		X				26,000	0	0
HEINZ HJ CO	COM	423074103	3,569	86,800	SH		X				86,800	0	0
HEWLETT-PACKARD CO	COM	428236103	6,339	173,950	SH		X				173,950	0	0
HONEYWELL INTERNATIONAL	COM	438516106	6,311	186,500	SH		X				186,500	0	0

(1) NAME OF ISSUER	(2) TITLE OF CLASS	(3) CUSIP	(4) VALUE (x$1000)	(5)			(6) INVESTMENT DISCRETION			(7) OTHER MGRS	(8) VOTING AUTHORITY
				SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	SOLE A	SHRD B	OTR C		SOLE	SHARED	NONE
HUBBELL INC	CL B	443510201	5,626	191,500	SH		X				191,500	0	0
ICN PHARMACEUTICALS	COM	448924100	4,491	134,050	SH						134,050	0	0
IMS HEALTH INC	COM	449681105	6,338	324,850	SH		X				324,850	0	0
INTEL CORP	COM	458140100	1,000	31,800	SH		X				31,800	0	0
INTERNATIONAL BUSINESS MACHINES	COM	459200101	986	8,150	SH		X				8,150	0	0
INTERNATIONAL RECTIFIER CORP	COM	460254105	2,128	61,000	SH		X				61,000	0	0
JOHNSON & JOHNSON	COM	478160104	496	8,400	SH		X				8,400	0	0
JP MORGAN CHASE & CO	COM	46625H100	4,180	115,000	SH		X				115,000	0	0
KELLOGG CO	COM	487836108	2,513	83,500	SH		X				83,500	0	0
KIMBERLY-CLARK CORP	COM	494368103	6,518	109,000	SH		X				109,000	0	0
KING PHARMACEUTICALS INC	COM	495582108	383	9,082	SH		X				9,082	0	0
KRAFT FOODS	CLA	50075Q107	5,743	168,750	SH		X				168,750	0	0
LOWES COS INC	COM	548661107	1,146	24,702	SH		X				24,702	0	0
MEDTRONICS	COM	585055106	343	6,700	SH		X				6,700	0	0
MELLON FINANCIAL CORP	COM	58551A108	414	11,000	SH		X				11,000	0	0
MERCK & CO	COM	559018808	7,218	122,760	SH		X				122,760	0	0
MERRILL LYNCH & CO	COM	590188108	8,214	157,600	SH		X				157,600	0	0
METLIFE INC	COM	59156R108	298	9,400	SH		X				9,400	0	0
MICROSOFT CORP	COM	594918104	947	14,300	SH		X				14,300	0	0
MORGAN STANLEY DEAN WITTER	COM	617446448	957	17,101	SH		X				17,101	0	0
MYLAN LABORATORIES	COM	628530107	7,689	205,050	SH		X				205,050	0	0
PARK ELECTROCHEMICAL CORP	COM	700416209	4,120	156,060	SH		X				156,050	0	0
PEPSICO INC	COM	713448108	769	15,800	SH		X				15,800	0	0
PFIZER INC	COM	717081103	802	20,125	SH		X				20,125	0	0

(1) NAME OF ISSUER	(2) TITLE OF CLASS	(3) CUSIP	(4) VALUE (x$1000)	(5)			(6) INVESTMENT DISCRETION			(7) OTHER MGRS	(8) VOTING AUTHORITY
				SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	SOLE A	SHRD B	OTR C		SOLE	SHARED	NONE
PHILADELPHIA SUBURBAN CORP	COM	718009608	350	15,500	SH						15,500	0	0
PHILLIPS PETROLEUM	COM	718507106	211	3,500	SH		X				3,500	0	0
PROCTOR & GAMBLE	COM	742718109	264	3,333	SH		X				3,333	0	0
RAYTHEON COMPANY	COM	755111507	7,970	245,450	SH		X				245,450	0	0
ROCKWELL COLLINS INC	COM	774341101	4,002	205,250	SH		X				205,250	0	0
SAFEWAY INC	COM	786514208	6,110	146,350	SH		X				146,350	0	0
SCHLUMBERGER LTD	COM	806857108	720	3,600	SH		X				3,500	0	0
SIEBEL SYSTEMS	COM	826170102	673	24,050	SH						20,050	0	0
SONOCO INCORPORATED	COM	86764P109	6,093	229,250	SH		X				229,250	0	0
SUN MICROSYSTEMS	COM	866810104	2,044	166,200	SH		X				166,200	0	0
TARGET CORP	COM	87612E102	920	22,400	SH		X				22,400	0	0
TEXAS INSTRUMENTS	COM	882508104	3,958	141,350	SH		X				141,350	0	0
TYSON FOODS INC	COM	902494103	502	43,500	SH		X				43,500	0	0
TYCO INTERNATIONAL LIMITED	COM	902124106	825	14,000	SH		X				14,000	0	0
UNITED NATURAL FOODS	COM	911163103	687	27,500	SH		X				27,500	0	0
UNITED TECHNOLOGIES	COM	909870107	4,350	67,300	SH		X				67,300	0	0
USX-MARATHON GROUP	COM	902905827	6,354	211,800	SH		X				211,800	0	0
VALERO ENERGY CORP	COM	919134100	5,577	146,300	SH		X				146,300	0	0
VIASYS HEATHCARE INC	COM	92553Q209	1,960	97,000	SH		X				97,000	0	0
WAL MART STORES INC	COM	931142103	357	6,200	SH		X				6,200	0	0
WORLDCOM INC GA NEW COM	COM	98157D106	5,378	381,970	SH		X				381,970	0	0
ZIMMER HOLDINGS INC	COM	98956P102	6,423	210,300	SH		X				210,300	0	0